PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Summary Of Property Plant And Equipment

	Useful Life	December 31 2012	December 31 2011
		(Millions of Dollars)

Land	—	$226	$238
Buildings and building improvements	10 - 40 years	477	435
Machinery and equipment	2 - 12 years	2,420	2,116

		3,123	2,789
Accumulated depreciation		(1,152)	(934)

		$1,971	$1,855

Schedule Of Future Minimum Payments Under Non-Cancelable Operating Leases

2013	$39
2014	35
2015	26
2016	22
2017	14
Thereafter	24

$160